CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Income tax paid	¥ 1	¥ 4